Sales, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Sales, General and Administrative Expenses [Abstract]
Schedule of Sales, General and Administrative Expenses
	For the year ended December 31
	2023	2022	2021
	USD thousands
Salaries, wages and related expenses	1,769	1,845	1,762
Share-based payments (see also Note 11)	822	1,333	1,047
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 13B)	-	135	12
Reimbursement of legal fees	(116)	(63)	(66)
Other professional fees	1,004	750	1,222
Board member remuneration and insurance	818	1,152	1,033
Board member share-based payments	284	311	478
Maintenance expenses	196	120	55
Travel and car expenses	130	144	133
Depreciation	199	201	231
Other	131	355	200

	5,237	6,283	6,107